S000070683 [Member] Average Annual Total Returns		12 Months Ended	48 Months Ended		60 Months Ended	119 Months Ended	120 Months Ended	132 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	[3],[4]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Small Cap Index (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.58%			8.43%		8.31%	7.13%	[2]
MSCI Emerging Markets Index (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		33.57% [3]	6.55%		4.20% [1]		8.42% [1]	6.44%	[1],[2]
Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent		23.73%			9.07%	10.21% [2]	10.81%
Performance Inception Date						Jan. 28, 2016
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		23.84%			9.15%		10.90%	10.31%	[2]
Performance Inception Date								Dec. 17, 2014
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.82%			6.17%		8.90%	8.33%	[2]
Performance Inception Date								Dec. 17, 2014
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.84%			6.44%		8.39%	7.86%	[2]
Performance Inception Date								Dec. 17, 2014

[1]	Index returns shown are net of withholding taxes.
[2]	The Institutional Shares of the Fund’s predecessor fund commenced operations on December 17, 2014. Advisor Shares commenced operations on January 28, 2016.
[3]	Index returns shown are net of withholding taxes.
[4]	The Institutional Shares of the Fund commenced operations on December 21, 2021.